Preferred Stock (Narrative) (Details) - USD ($)				12 Months Ended
	Feb. 28, 2017	Apr. 15, 2016	Mar. 16, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2005
Class of Stock [Line Items]
Preferred dividends, cash				$ 3,090,000
Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued upon conversion	39,032,225
Real Estate Strategies, L.P. [Member]
Class of Stock [Line Items]
Preferred dividends, cash			$ 1,484,000
Percentage of voting stock			49.00%
Real Estate Strategies, L.P. [Member] | Promissory Note [Member]
Class of Stock [Line Items]
Interest rate			6.25%
Debt issued			$ 1,012,000
Preferred Stock Series A [Member]
Class of Stock [Line Items]
Preferred stock, annual dividend rate				8.00%	8.00%
Preferred stock, shares sold						1,521,258
Preferred stock value					$ 8,000
Dividends unpaid and accrued					$ 1,452,000
Preferred stock, redemption price		$ 10.00		$ 10.00
Preferred stock, shares outstanding		803,270			803,270
Dividends unpaid and accrued per share		$ 2.084940			$ 1.807
Redemption liability		$ 9,707,000
Redeemable Preferred Stock Series B [Member]
Class of Stock [Line Items]
Preferred stock, annual dividend rate				10.00%	10.00%
Dividends unpaid and accrued					$ 1,870,000
Preferred stock, redemption price		$ 25.00		$ 25.00
Preferred stock, shares outstanding		332,500			332,500
Dividends unpaid and accrued per share		$ 6.354167			$ 5.625
Redemption liability		$ 10,425,000
Series A and B Preferred Stock [Member] | SREP III Flight Investco L.P. [Member]
Class of Stock [Line Items]
Preferred stock value			$ 20,147,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, annual dividend rate				6.25%	6.25%
Preferred stock value					$ 30,000
Dividends unpaid and accrued					$ 4,492,000
Percentage of voting stock				34.00%
Preferred stock, shares outstanding					3,000,000
Dividends unpaid and accrued per share					$ 1.497
Series C Preferred Stock [Member] | Real Estate Strategies, L.P. [Member]
Class of Stock [Line Items]
Shares converted			3,000,000
Dividends unpaid and accrued			$ 4,947,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, annual dividend rate				6.25%
Preferred stock value				$ 61,333,000
Percentage of voting stock				40.00%
Preferred stock, shares outstanding			6,245,156	6,245,156
Series D Preferred Stock [Member] | SREP III Flight Investco L.P. [Member]
Class of Stock [Line Items]
Preferred stock, shares sold			3,000,000
Preferred stock value			$ 30,000,000
Series D Preferred Stock [Member] | Real Estate Strategies, L.P. [Member]
Class of Stock [Line Items]
Preferred stock, shares sold			245,156
Shares issued upon conversion			3,000,000